Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
Basic and Diluted Earnings Per Shares [Abstract]
Basic Earnings Per Share [Table Text Block]
The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2024		2023		2022
Number of equity shares at the beginning of the year (excluding treasury shares)		166,156,732		165,957,378		165,726,030
Effect of treasury shares sold during the year		-		2,138		-
Effect of equity shares issued on exercise of stock options		236,971		75,374		156,667
Weighted average number of equity shares – Basic		166,393,703		166,034,890		165,882,697
Earnings per share of par value Rs.5 – Basic	Rs.	334.65	Rs.	271.43	Rs.	142.08

Diluted Earnings Per Share [Table Text Block]
The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2024		2023		2022
Weighted average number of equity shares – Basic		166,393,703		166,034,890		165,882,697
Dilutive effect of stock options outstanding (1)		313,833		353,280		455,937
Weighted average number of equity shares – Diluted		166,707,536		166,388,170		166,338,634
Earnings per share of par value Rs.5 – Diluted	Rs.	334.02	Rs.	270.85	Rs.	141.69